Investment Securities, Credit Loss Component (Details) (Total debt securities [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Total debt securities [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Credit loss recognized, beginning of year	$ 1,171	$ 1,289	$ 1,272
Additions:
For securities with initial credit impairments	5	21	55
For securities with previous credit impairments	35	86	182
Total additions	40	107	237
Reductions:
For securities sold, matured, or intended/required to be sold	(169)	(194)	(194)
For recoveries of previous credit impairments	(17)	(31)	(26)
Total reductions	(186)	(225)	(220)
Credit loss recognized, end of year	$ 1,025	$ 1,171	$ 1,289